Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO All Asset Fund), Class R)	0 Months Ended
Oct. 01, 2011
(PIMCO All Asset Fund) | Class R
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.715%
Expense Reimbursement	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.655%